OTHER INCOME	12 Months Ended
Dec. 31, 2025
Disclosure Of Government Grants [Abstract]
OTHER INCOME	OTHER INCOME

Amounts in $ ‘000	2025	2024	2023
Gain on lease termination	3,877	—	—
Grants	1,076	2,106	1,784
Employee retention credit refunds	1,341	—	—
Proceeds from PRV sale	—	—	21,279
Other	234	71	286
Total	6,528	2,177	23,349

The gain on lease termination relates to the early termination of the DSP facility lease at Pivot Park in Oss. Further information on the related right‑of‑use assets and lease arrangements is disclosed in Note 12. Right-of-use Assets.
The received grants amounted to $1.1 million in 2025 ($2.1 million in 2024 and $1.8 million in 2023). The grants are annual payroll-tax reimbursement granted by the Dutch and French governments for research and development activities actually conducted by the Company in those countries.

In 2025, the Company received refunds of $1.3 million from the U.S. Treasury under the Employee Retention Credit (ERC) program. These refunds relate to claims filed for the 2020 tax year.

The employee retention credit funds relate to US Treasury checks for employee retention credit refunds for 2020
The remaining other income of $0.2 million consists primarily out of a regulatory milestone receipt for a clinical trial permit.